Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Cash and Cash Equivalents	$335,273	$1,123,956	$3,878,677	$11,608,855
Restricted Cash	266,944	5,166	8,251	10,905
Cash, Cash Equivalents and Restricted Cash	$602,217	$1,129,122	$3,886,928	$11,619,760